UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [37.0%]

   ALUMINUM [0.6%]
   Alcoa
       4.250%, 08/15/07                     $           250     $           248
   ============================================================================

   AUTOMOTIVE [1.7%]
   Conoco Funding
       6.350%, 10/15/11                                 750                 784
   ============================================================================

   BANKS [4.6%]
   Bank of America
       7.400%, 01/15/11                                 750                 808
   HSBC Holding
       7.500%, 07/15/09                                 200                 211
   U.S. Bank, NA
       6.375%, 08/01/11                                 750                 783
   Washington Mutual
       4.375%, 01/15/08                                 250                 247
   ----------------------------------------------------------------------------
   TOTAL BANKS                                                            2,049
   ============================================================================

   BEAUTY PRODUCTS [1.7%]
   Procter & Gamble
       6.875%, 09/15/09                                 750                 782
   ============================================================================

   CHEMICALS [0.6%]
   Dow Chemical
       5.750%, 12/15/08                                 250                 252
   ============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [2.5%]
   IBM
       4.375%, 06/01/09                                 750                 737
   IBM, MTN
       6.450%, 08/01/07                                 400                 402
   ----------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                               1,139
   ============================================================================

   ELECTRICAL PRODUCTS [0.5%]
   Public Service Electric & Gas,
       Ser C, MTN
       4.000%, 11/01/08                                 250                 244
   ============================================================================

   FINANCE AUTO LOANS [0.7%]
   Toyota MotorCredit
       5.500%, 12/15/08                                 300                 301
   ============================================================================

   FINANCIAL SERVICES [7.0%]
   American Express Credit
       3.000%, 05/16/08                                 300                 291
   CIT Group
       7.750%, 04/02/12                                 750                 827
       5.750%, 09/25/07                                 400                 401
   HSBC Finance
       5.750%, 01/30/07                                 855                 855

Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   International Lease Finance
       4.350%, 09/15/08                     $           300     $           295
   John Deere Capital, Ser D, MTN
       4.500%, 01/25/08                                 200                 198
   National Rural Utilities
       3.875%, 02/15/08                                 275                 271
   ----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               3,138
   ============================================================================

   FOOD, BEVERAGE & TOBACCO [0.6%]
   Coca-Cola Enterprises
       5.750%, 11/01/08                                 250                 253
   ============================================================================

   INSURANCE [0.5%]
   Allstate
       7.200%, 12/01/09                                 200                 211
   ============================================================================

   INVESTMENT BANKER/BROKER DEALER [8.2%]
   Citigroup
       6.500%, 01/18/11                                 750                 785
       3.500%, 02/01/08                                 300                 295
   Credit Suisse First Boston
       6.125%, 11/15/11                                 750                 776
   Goldman Sachs Group
       6.650%, 05/15/09                                 750                 774
   Lehman Brothers Holdings
       4.000%, 01/22/08                                 300                 296
   Merrill Lynch
       6.000%, 02/17/09                                 750                 762
   ----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  3,688
   ============================================================================

   RETAIL [2.8%]
   Target
       5.400%, 10/01/08                                 250                 251
   Wal-Mart Stores
       6.875%, 08/10/09                                 950                 990
   ----------------------------------------------------------------------------
   TOTAL RETAIL                                                           1,241
   ============================================================================

   SECURITY BROKERS & DEALERS [2.6%]
   Countrywide Home Loan, MTN
       3.250%, 05/21/08                                 300                 292
   Credit Suisse First Boston
       3.875%, 01/15/09                                 300                 292
   Goldman Sachs Group
       4.125%, 01/15/08                                 300                 296
   Merrill Lynch, Ser B, MTN
       3.125%, 07/15/08                                 300                 291
   ----------------------------------------------------------------------------
   TOTAL SECURITY BROKERS & DEALERS                                       1,171
   ============================================================================

   TELEPHONES & TELECOMMUNICATIONS [2.4%]
   AT&T
       6.250%, 03/15/11                                 750                 774


                                CNI Charter Funds

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Bellsouth Telecommunications
       5.875%, 01/15/09                     $           300     $           303
   ----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  1,077
   ============================================================================

       TOTAL CORPORATE BONDS
         (Cost $16,635)                                                  16,578
       ========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [26.3%]
   FHLB
       5.020%, 11/07/08                               1,500               1,497
       3.625%, 06/20/07                               1,375               1,365
   FHLMC
       5.375%, 07/17/09                                 335                 338
       5.250%, 05/21/09                               1,480               1,489
       4.625%, 12/19/08                                 900                 893
       3.875%, 06/15/08                               1,225               1,204
       3.625%, 09/15/08                               1,130               1,104
   FNMA
       6.125%, 03/15/12                                 285                 301
       5.000%, 01/23/09                               1,000               1,000
       4.875%, 04/15/09                                 685                 683
       3.250%, 08/15/08                                 900                 875
       3.250%, 02/15/09                               1,105               1,066
   ----------------------------------------------------------------------------
       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $11,819)                                                  11,815
   ============================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [20.7%]
   FHLMC REMIC, Ser R009,
       Cl AK
       5.750%, 12/15/18                               1,446               1,446
   FHLMC, Ser R003, Cl AG
       5.125%, 10/15/15                               1,334               1,321
   FHLMC, Ser R004, Cl Al
       5.125%, 12/15/13                               1,269               1,256
   FHLMC, Ser R007, Cl AC
       5.875%, 05/15/16                               1,460               1,463
   FNMA, Pool 541946
       7.500%, 07/01/30                                   1                   1
   FNMA, Pool 584930
       7.500%, 05/01/31                                   2                   2
   FNMA, Pool 837191
       5.000%, 12/01/20                                 908                 892
   FNMA, Pool 837196
       5.500%, 02/01/21                                 888                 888
   FNMA, Ser R009, Cl AJ
       5.750%, 12/15/18                               1,617               1,618
   GNMA, Pool 864622 (A)
       4.500%, 06/20/35                                 389                 384
   ----------------------------------------------------------------------------
       TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $9,288)                                                    9,271
   ============================================================================

                                              Face Amount
Description                                  (000)/Shares         Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS [6.2%]
   U.S. Treasury Notes
       5.500%, 02/15/08                     $           175     $           176
       4.625%, 02/29/08                                 725                 722
       4.125%, 08/15/10                                 850                 834
       3.875%, 01/15/09                               1,016               1,043
   ----------------------------------------------------------------------------
       TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $2,789)                                                    2,775
   ============================================================================

MORTGAGE-BACKED SECURITIES [5.3%]
   Bear Stearns Commercial
       Mortgage Securities,
       Ser 2001-TOP2, Cl A1
       6.080%, 02/15/35                                 460                 466
   GMAC Commercial Mortgage
       Securities, Ser 2004-C3,
       Cl A2
       3.950%, 12/10/41                                 486                 477
   JPMorgan Commercial
       Mortgage, Ser 2005-IDP5
       Cl A1
       5.035%, 12/15/44                                 487                 484
   Morgan Stanley Capital
       Investments, Ser 2005-T17,
       Cl A2
       4.110%, 12/13/41                                 955                 940
   ----------------------------------------------------------------------------
       TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $2,419)                                                    2,367
   ============================================================================

ASSET-BACKED SECURITIES [3.2%]
   Chase Manhattan Auto Owner
       Trust, Ser 2003-A, Cl A4
       2.060%, 12/15/09                                 394                 390
   Honda Auto Receivables Owner
       Trust, Ser 2004-3, Cl A4
       3.280%, 02/18/10                                 770                 752
   Nissan Auto Receivables Owner
       Trust, Ser 2004-B, Cl A3
       3.350%, 05/15/08                                 285                 284
   ----------------------------------------------------------------------------
       TOTAL ASSET-BACKED SECURITIES
         (Cost $1,449)                                                    1,426
   ============================================================================

CASH EQUIVALENT [0.5%]
   Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.17% (B)                              227,188                 227
   ----------------------------------------------------------------------------
       TOTAL CASH EQUIVALENT
         (Cost $227)                                                        227
       ========================================================================

       TOTAL INVESTMENTS [99.2%]
         (Cost $44,626) +                                       $        44,459
       ========================================================================


                                CNI Charter Funds

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)

PERCENTAGES ARE BASED ON NET ASSETS OF $44,817,607.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $44,626 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $35
    (000)'S AND $202 (000)'S, RESPECTIVELY.
(A) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2006.
(B) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [36.3%]

   ADVERTISING [0.6%]
   SBC Communications
       5.300%, 11/15/10                     $           200     $           200
   ============================================================================

   AEROSPACE & DEFENSE [0.2%]
   United Technologies
       4.375%, 05/01/10                                  80                  78
   ============================================================================

   AIRLINES [0.2%]
   Continental Airlines
       6.800%, 07/02/07                                  52                  52
   ============================================================================

   AUTOMOTIVE [0.8%]
   Auburn Hills Trust
       12.375%, 05/01/20                                 55                  81
   DaimlerChrysler NA Holdings,
       Ser D, MTN (A)
       5.833%, 09/10/07                                 180                 181
   ----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                         262
   ============================================================================

   BANKS [6.2%]
   AmSouth Bancorporation
       6.750%, 11/01/25                                  75                  81
   Bank of America
       10.200%, 07/15/15                                100                 130
       5.625%, 10/14/16                                 150                 153
   Bank One
       10.000%, 08/15/10                                 89                 102
   Bankers Trust
       7.250%, 10/15/11                                  46                  49
   Charter One Bank
       5.500%, 04/26/11                                 250                 252
   Citigroup
       3.625%, 02/09/09                                 300                 291
   Dime Capital Trust, Ser A
       9.330%, 05/06/27                                  50                  53
   Dresdner Bank - New York
       7.250%, 09/15/15                                 150                 168
   Federal Home Loan Bank
       5.625%, 06/13/16                                 185                 191
   HSBC Holding
       7.500%, 07/15/09                                 285                 300
   Santander Central Hispano
       Issuances
       7.625%, 09/14/10                                 100                 108
   Wachovia
       6.300%, 04/15/28                                 150                 152
   ----------------------------------------------------------------------------
   TOTAL BANKS                                                            2,030
   ============================================================================

Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION [0.2%]
   Hanson Australia Funding
       5.250%, 03/15/13                     $            75     $            73
   ============================================================================

   CHEMICALS [0.9%]
   Dow Chemical
       5.750%, 12/15/08                                  40                  40
   E.I. Du Pont De Nemours
       4.125%, 04/30/10                                 250                 243
   ----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                          283
   ============================================================================

   CABLE/MEDIA [0.3%]
   TCI Communications
       7.875%, 08/01/13                                  75                  83
   ============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.9%]
   IBM
       4.375%, 06/01/09                                 300                 295
   ============================================================================

   DIVERSIFIED OPERATIONS [1.0%]
   Hutchison Whamp International
       5.450%, 11/24/10                                 150                 150
   Wharf International Finance
       7.625%, 03/13/07                                 175                 176
   ----------------------------------------------------------------------------
   TOTAL DIVERSIFIED OPERATIONS                                             326
   ============================================================================

   DRUGS [0.2%]
   Teva Pharmaceutical
       5.550%, 02/01/16                                  75                  73
   ============================================================================

   ELECTRICAL SERVICES [0.3%]
   Public Service Company of
       Colorado
       4.375%, 10/01/08                                 100                  98
   ============================================================================

   ENERGY [1.9%]
   Carolina Power & Light
       5.150%, 04/01/15                                  80                  78
   Exelon
       5.625%, 06/15/35                                  75                  71
   Korea Electric Power
       7.750%, 04/01/13                                  95                 107
       6.750%, 08/01/27                                  75                  83
   Pacific Gas & Electric
       6.050%, 03/01/34                                  25                  25
   PPL Energy Supply, Ser A
       5.700%, 10/15/15                                  75                  74
   PSI Energy
       7.850%, 10/15/07                                 125                 127


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   United Utilities
       6.450%, 04/01/08                     $            70     $            71
   ----------------------------------------------------------------------------
   TOTAL ENERGY                                                             636
   ============================================================================

   FINANCIAL SERVICES [7.9%]
   American Express Credit
       3.000%, 05/16/08                                 300                 291
   American General Finance
       8.450%, 10/15/09                                 100                 108
   Amvescap
       5.900%, 01/15/07                                  50                  50
   Associates NA, Ser A
       7.950%, 02/15/10                                  75                  80
   Bear Stearns Company
       7.625%, 12/07/09                                 250                 266
   Caterpillar Financial Services
       4.875%, 06/15/07                                 300                 299
   Caterpillar Financial Services,
       Ser F, MTN
       3.450%, 01/15/09                                  50                  48
   Countrywide Financial (A)
       5.618%, 05/05/08                                  90                  90
   FPL Group Capital, Ser A
       4.086%, 02/16/07                                 150                 150
   General Electric Capital
       5.500%, 04/28/11                                  80                  81
   General Electric Capital, Ser A,
       MTN
       6.000%, 06/15/12                                  75                  78
       5.000%, 06/15/07                                 300                 300
   HSBC Finance
       5.750%, 01/30/07                                  75                  75
       5.000%, 06/30/15                                  75                  73
   Lehman Brothers Holdings
       6.625%, 01/18/12                                 300                 317
   National Rural Utilities
       3.875%, 02/15/08                                  50                  49
   NiSource Finance
       7.875%, 11/15/10                                  75                  81
   Residential Capital (A)
       6.739%, 06/29/07                                  90                  91
   UFJ Finance Aruba
       6.750%, 07/15/13                                  75                  80
   ----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               2,607
   ============================================================================

   FOOD, BEVERAGE & TOBACCO [0.7%]
   Kraft Foods
       6.250%, 06/01/12                                 150                 156
       5.625%, 11/01/11                                  40                  40
   Pepsi Bottling Holdings
       5.625%, 02/17/09                                  50                  51
   ----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           247
   ============================================================================

   INSURANCE [0.4%]
   Protective Life
       4.300%, 06/01/13                                 100                  94

Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   WellPoint
       3.750%, 12/14/07                     $            50     $            49
   ----------------------------------------------------------------------------
   TOTAL INSURANCE                                                          143
   ============================================================================

   INVESTMENT BANKER/BROKER DEALER [2.4%]
   Bear Stearns, Ser B, MTN
       4.550%, 06/23/10                                  50                  49
   Citigroup
       4.125%, 02/22/10                                  80                  78
   Goldman Sachs Group
       6.600%, 01/15/12                                 200                 211
       5.663%, 06/28/10 (A)                             100                 100
       5.150%, 01/15/14                                  75                  74
   Merrill Lynch, Ser C, MTN (A)
       5.588%, 02/05/10                                  70                  70
   Morgan Stanley (A)
       5.654%, 01/15/10                                 140                 141
       4.750%, 04/01/14                                  75                  72
   ----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                    795
   ============================================================================

   MACHINERY [0.9%]
   ConocoPhillips
       5.300%, 04/15/12                                 300                 300
   ============================================================================

   MANUFACTURING [0.7%]
   General Electric
       5.000%, 02/01/13                                 150                 148
   Tyco International Group
       6.375%, 10/15/11                                  75                  79
   ----------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                      227
   ============================================================================

   METALS & MINING [0.6%]
   Vale Overseas
       6.875%, 11/21/36                                 100                 103
       6.250%, 01/23/17                                 100                 100
   ----------------------------------------------------------------------------
   TOTAL METALS & MINING                                                    203
   ============================================================================

   MORTGAGE FINANCE [0.2%]
   Residential Capital
       6.000%, 02/22/11                                  75                  75
   ============================================================================

   MULTI-MEDIA [1.2%]
   Time Warner
       9.125%, 01/15/13                                  50                  58
       5.875%, 11/15/16                                  85                  85
   Viacom
       7.700%, 07/30/10                                  75                  80


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Walt Disney
       6.375%, 03/01/12                     $           150     $           157
   ----------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                        380
   ============================================================================

   OIL & GAS [0.9%]
   Shell International
       5.625%, 06/27/11                                 300                 306
   ============================================================================

   PERSONAL CREDIT INSTITUTIONS [0.3%]
   Household Finance
       6.375%, 10/15/11                                 100                 105
   ============================================================================

   PETROLEUM & FUEL PRODUCTS [0.7%]
   Cooper Cameron
       2.650%, 04/15/07                                 100                  99
   Energy Transfer Partners
       6.625%, 10/15/36                                  75                  77
   Pemex Project Funding Master
       Trust
       9.125%, 10/13/10                                  50                  56
   ----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                          232
   ============================================================================

   REAL ESTATE INVESTMENT TRUST [0.2%]
   Masco
       6.125%, 10/03/16                                  75                  76
   ============================================================================

   RETAIL [2.6%]
   Eksportsfinans, Ser G, MTN
       5.125%, 10/26/11                                 300                 300
   Home Depot
       5.250%, 12/16/13                                 310                 308
   Lowe's
       5.000%, 10/15/15                                 200                 193
   Target
       5.400%, 10/01/08                                  50                  50
   ----------------------------------------------------------------------------
   TOTAL RETAIL                                                             851
   ============================================================================

   TELEPHONES & TELECOMMUNICATIONS [2.4%]
   British Telecommunications
       8.875%, 12/15/30                                 100                 137
       8.375%, 12/15/10                                  60                  67
   Deutsche Telekom International
       Finance
       8.250%, 06/15/30                                  75                  92
   France Telecom
       7.750%, 03/01/11                                  50                  54
   New Cingular Wireless Services
       8.750%, 03/01/31                                  75                  98
   Royal KPN
       8.000%, 10/01/10                                  10                  11
   Sprint Capital
       6.900%, 05/01/19                                  75                  77
   Telecom Italia Capital
       5.250%, 10/01/15                                  75                  70

Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Telefonica Emisiones
       6.421%, 06/20/16                     $            75     $            77
   Verizon Global Funding
       4.000%, 01/15/08                                 100                  99
   ----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    782
   ============================================================================

   TRANSPORTATION SERVICES [0.5%]
   FedEx
       9.650%, 06/15/12                                 125                 149
   ============================================================================

       TOTAL CORPORATE BONDS
        (Cost $11,896)                                                   11,967
       ========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [18.6%]
   FHLMC Gold, Pool G11880
       5.000%, 12/01/20                                 178                 175
   FHLMC REMIC, Ser 2720,
       Cl JB
       5.000%, 12/15/16                                 150                 149
   FHLMC REMIC, Ser R003,
       Cl VA
       5.500%, 08/15/16                                 184                 184
   FHLMC, Pool 160098
       10.500%, 01/01/10                                  4                   4
   FHLMC, Pool 1B2550 (A)
       5.289%, 02/01/36                                 247                 248
   FHLMC, Pool 1B2677 (A)
       4.104%, 01/01/35                                  44                  43
   FHLMC, Pool 1B2683 (A)
       4.082%, 01/01/35                                  24                  24
   FHLMC, Pool 1B2692 (A)
       4.459%, 12/01/34                                  71                  70
   FHLMC, Pool 1Q008 (A)
       5.079%, 03/01/36                                 342                 337
   FHLMC, Pool 8201
       6.000%, 07/01/34                                 188                 190
   FHLMC, Pool C00760
       6.500%, 05/01/29                                  27                  27
   FHLMC, Pool C20300
       6.500%, 01/01/29                                  18                  18
   FHLMC, Pool E01251
       5.500%, 11/01/17                                   2                   2
   FHLMC, Pool E01280
       5.000%, 12/01/17                                  68                  67
   FHLMC, Pool G11431
       6.000%, 02/01/18                                 183                 186
   FHLMC, Pool G11723
       5.500%, 07/01/20                                 231                 231
   FHLMC, Pool G18124
       6.000%, 06/01/21                                 188                 190
   FHLMC, Ser 2141, Cl N
       5.550%, 11/15/27                                  28                  28
   FHLMC, Ser 2533, Cl PC
       5.000%, 10/15/17                                  44                  44
   FHLMC, Ser 2544, Cl QB
       5.000%, 09/15/15                                 107                 106
   FHLMC, Ser 2804, Cl VC
       5.000%, 07/15/21                                 180                 176
   FHLMC, Ser 2835, Cl VK
       5.500%, 11/15/12                                 114                 114


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   FHLMC, Ser 3132, Cl MA
       5.500%, 12/15/23                     $           173     $           172
   FNMA
       7.250%, 01/15/10                                 250                 266
       5.000%, 11/01/35                                 188                 182
   FNMA, Pool 252570
       6.500%, 07/01/29                                  37                  38
   FNMA, Pool 253183
       7.500%, 04/01/30                                   3                   3
   FNMA, Pool 253398
       8.000%, 08/01/30                                  12                  13
   FNMA, Pool 254088
       5.500%, 12/01/16                                  68                  68
   FNMA, Pool 254509
       5.000%, 10/01/17                                  73                  72
   FNMA, Pool 254510
       5.000%, 11/01/17                                  87                  86
   FNMA, Pool 254545
       5.000%, 12/01/17                                  56                  55
   FNMA, Pool 254685
       5.000%, 04/01/18                                 125                 123
   FNMA, Pool 254949
       5.000%, 11/01/33                                  98                  94
   FNMA, Pool 254953
       5.000%, 11/01/18                                  68                  67
   FNMA, Pool 303168
       9.500%, 02/01/25                                   9                  10
   FNMA, Pool 735060
       6.000%, 11/01/34                                 135                 136
   FNMA, Pool 735228
       5.500%, 02/01/35                                 111                 110
   FNMA, Pool 827223 (A)
       4.777%, 04/01/35                                 218                 216
   FNMA, Pool 835744
       5.000%, 09/01/35                                 576                 557
   FNMA, Ser 1992, Cl 136
       6.000%, 08/25/22                                  47                  48
   FNMA, Ser 2002, Cl 95
       5.000%, 07/25/26                                  49                  49
   FNMA, Ser 2003, Cl 16
       5.000%, 10/25/15                                 150                 149
   FNMA, Ser 2003, Cl 18
       5.000%, 03/25/16                                 130                 129
   FNMA, Ser 2003, Cl 31
       4.500%, 12/25/28                                 116                 115
   FNMA, Ser 2004-W6, Cl 1A6
       5.500%, 07/25/34                                  99                  98
   FNMA, Ser 2006-B2, Cl AB
       5.500%, 05/25/14                                 293                 293
   FNMA, Ser R009, Cl AJ
       5.750%, 12/15/18                                 196                 196
   GNMA, Pool 479168
       8.000%, 02/15/30                                  20                  22
   GNMA, Pool 780315
       9.500%, 12/15/17                                  20                  21
   GNMA, Ser 2004, Cl 78
       4.658%, 04/16/29                                 150                 145
   ----------------------------------------------------------------------------
       TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
        OBLIGATIONS
        (Cost $6,208)                                                     6,146
   ============================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [14.6%]
   FAMC, MTN
       4.250%, 07/29/08                                  20                  20

Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   FFCB
       4.875%, 04/04/12                     $           200     $           199
   FHLB
       3.250%, 12/17/07                                 450                 442
   FHLMC
       6.000%, 01/15/17                                 142                 145
       5.875%, 03/21/11                                 350                 360
       5.125%, 10/15/08                                 200                 200
       5.000%, 07/15/14                                 325                 325
       5.000%, 05/15/21                                 150                 146
       4.375%, 07/17/15                                 525                 503
   FNMA
       6.625%, 09/15/09                                 200                 208
       6.000%, 05/15/11                               1,050               1,093
       5.500%, 04/01/36                                 329                 325
       5.375%, 11/15/11                                 550                 561
       4.625%, 05/01/13                                 150                 145
   GNMA
       3.727%, 03/16/27                                 147                 143
   ----------------------------------------------------------------------------
       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $4,814)                                                     4,815
   ============================================================================

U.S. TREASURY OBLIGATIONS [14.2%]
   U.S. Treasury Bonds
       9.125%, 05/15/18                                 500                 688
       6.250%, 08/15/23                               1,400               1,611
   U.S. Treasury Notes
       6.000%, 08/15/09                                 200                 206
       5.750%, 08/15/10                                 345                 357
       4.875%, 08/15/16                                 250                 253
       4.500%, 02/15/09                                 300                 298
       4.375%, 12/15/10                                 400                 395
       3.500%, 05/31/07                                 500                 497
       3.500%, 02/15/10                                 380                 367
   ----------------------------------------------------------------------------
       TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $4,634)                                                     4,672
   ============================================================================

MORTGAGE-BACKED SECURITIES [9.8%]
   Banc of America Alternative
       Loan Trust, Ser 2004-2,
       Cl 5A1
       5.500%, 03/25/19                                 145                 145
   Banc of America Alternative
       Loan Trust, Ser 2005-4,
       Cl CB11
       5.500%, 05/25/35                                 155                 155
   Banc of America Alternative
       Loan Trust, Ser 2005-6,
       Cl 7A1
       5.500%, 07/25/20                                 118                 118
   Banc of America Alternative
       Loan Trust, Ser 2005-9,
       Cl 1CB3
       5.500%, 10/25/35                                 132                 132
   Banc of America Alternative
       Loan Trust, Ser 2006-2,
       Cl 6A1
       5.500%, 03/25/21                                 172                 171
   Bear Stearns Commercial
       Mortgage, Ser 2006-PW12,
       Cl A4
       5.712%, 09/11/38                                 300                 310


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Chase Mortgage Finance,
       Ser 2003-S13, Cl A11
       5.500%, 11/25/33                     $           116     $           116
   Citigroup Mortgage Loan Trust,
       Ser 2005-9, Cl 2A2
       5.500%, 11/25/35                                 131                 130
   Commercial Mortgage,
       Ser 2006-C8, Cl A2B
       5.248%, 12/10/46                                 185                 185
   Countrywide Asset-Backed
       Certificates, Ser 2006-11,
       Cl 1AF3 (A)
       6.050%, 09/25/46                                 200                 202
   Deutsche Bank Alternative
       Securities, Ser 2006, Cl AR5
       6.000%, 10/15/21                                 195                 197
   Deutsche Mortgage Securities,
       Ser 2004-4, Cl 1A3
       4.940%, 04/25/34                                   5                   5
   GE Capital Commercial
       Mortgage, Ser 2002-3A,
       Cl A2
       4.996%, 12/10/37                                 150                 148
   GMAC Commercial Mortgage
       Securities, Ser 2003-C1,
       Cl A2
       4.079%, 05/10/36                                 225                 211
   GMAC Mortgage Corporation
       Loan Trust, Ser 2004-GH1,
       Cl A6 (A)
       4.810%, 07/25/35                                 150                 148
   GMAC Mortgage Corporation
       Loan Trust, Ser 2004-J4,
       Cl A2
       5.500%, 08/25/14                                 122                 121
   JPMorgan Alternative Loan
       Trust, Ser 2006-S3, Cl A3A
       6.000%, 08/25/36                                 200                 200
   JPMorgan Chase,
       Ser 2006-CB17, Cl ASB
       5.415%, 12/12/43                                 200                 201
   RAAC, Ser 2004-SP1, Cl AI4
       5.285%, 08/25/27                                 150                 148
   Residential Accredit Loans,
       Ser 2004-QS5, Cl A5
       4.750%, 04/25/34                                  55                  54
   Residential Accredit Loans,
       Ser 2004-QS6, Cl A1
       5.000%, 05/25/19                                  96                  94
   Wachovia Bank Commercial
       Mortgage, Ser 2003-C3,
       Cl A2
       4.867%, 02/15/35                                  50                  49
   ----------------------------------------------------------------------------
       TOTAL MORTGAGE-BACKED SECURITIES
        (Cost $3,263)                                                     3,240
   ============================================================================

ASSET-BACKED SECURITIES [3.2%]
   CitiFinancial Mortgage
       Securities, Ser 2004-1,
       Cl AF2
       2.645%, 04/25/34                                 116                 113
   Cityscape Home Equity Loan
       Trust,
       Ser 1997-C, Cl A4
       7.000%, 07/25/28                                  22                  21

Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Contimortgage Home Equity
       Loan Trust, Ser 1997-2,
       Cl A9
       7.090%, 04/15/28                     $            12     $            12
   Fairbanks Capital Mortgage,
       Ser 1991-1, Cl A
       5.950%, 05/25/28                                  45                  45
   Green Tree Financial,
       Ser 1997-7, Cl A6
       6.760%, 07/15/29                                 140                 144
   GSAA Home Equity Trust,
       Ser 2005-1, Cl AF2
       4.316%, 11/25/34                                 150                 147
   New Century Home Equity
       Loan Trust, Ser 2003-5,
       Cl AI3
       3.560%, 11/25/33                                  12                  12
   Renaissance Home Equity Loan
       Trust, Ser 2005-3, Cl AF2
       4.723%, 11/25/35                                 150                 149
   Residential Asset Securities,
       Ser 2002-RS3, Cl AI5
       5.572%, 06/25/32                                 102                 102
   Residential Asset Securities,
       Ser 2003-KS5, Cl AI6
       3.620%, 07/25/33                                 186                 177
   Residential Asset Securities,
       Ser 2004-KS2, Cl AI3
       3.020%, 05/25/29                                  15                  15
   Residential Asset Securities,
       Ser 2004-KS5, Cl AI3
       4.030%, 04/25/30                                  80                  79
   UCFC Home Equity Loan,
       Ser 1998-C, Cl A7
       5.935%, 01/15/30                                  32                  32
   ----------------------------------------------------------------------------
       TOTAL ASSET-BACKED SECURITIES
        (Cost $1,058)                                                     1,048
   ============================================================================

FOREIGN GOVERNMENT BONDS [1.1%]
   Cia Bras Bebida
       8.750%, 09/15/13                                 175                 204
   National Bank of Hungary
       8.875%, 11/01/13                                  75                  89
   United Mexican States
       9.875%, 02/01/10                                  50                  57
   ----------------------------------------------------------------------------
       TOTAL FOREIGN GOVERNMENT BONDS
        (Cost $341)                                                         350
   ============================================================================

MUNICIPAL BOND [0.1%]

   LOUISIANA [0.1%]
   Louisiana State, Tobacco
       Settlement Financing
       Authority, Ser 2001A
       6.360%, 05/15/25                                  38                  38
   ----------------------------------------------------------------------------
       TOTAL MUNICIPAL BOND
        (Cost $38)                                                           38
   ============================================================================


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares            Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT [2.1%]
   Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.17% (B)                              708,630     $           709
   ----------------------------------------------------------------------------
       TOTAL CASH EQUIVALENT
        (Cost $709)                                                         709
       ========================================================================

       TOTAL INVESTMENTS [100.0%]
        (Cost $32,961) +                                        $        32,985
       ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $32,990,771.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $32,961 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $273 (000)'S AND $249 (000)'S, RESPECTIVELY.
(A) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2006.
(B) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
CI -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares            Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [61.3%]

   ADVERTISING [0.0%]
   Avaya *                                              550     $             8
   ============================================================================

   AEROSPACE & DEFENSE [2.5%]
   Lockheed Martin                                    1,474                 136
   Northrop Grumman                                   1,600                 108
   Raytheon                                             170                   9
   United Technologies                                2,491                 155
   ----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                408
   ============================================================================

   AIR TRANSPORTATION [0.0%]
   FedEx                                                 78                   8
   ============================================================================

   AUTOMOTIVE [0.7%]
   Autozone *                                           327                  38
   Paccar                                             1,135                  73
   ----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                         111
   ============================================================================

   BANKS [5.5%]
   Bank of America                                    5,603                 299
   JPMorgan Chase                                     5,016                 242
   PNC Financial Services Group                       1,154                  86
   Washington Mutual                                  3,189                 145
   Wells Fargo                                        3,496                 124
   ----------------------------------------------------------------------------
   TOTAL BANKS                                                              896
   ============================================================================

   BIOTECHNOLOGY [0.3%]
   Gilead Sciences *                                    863                  56
   ============================================================================

   BROADCASTING & CABLE [1.1%]
   Cisco Systems *                                    1,370                  37
   Motorola                                           6,757                 139
   ----------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                               176
   ============================================================================

   BUILDING & CONSTRUCTION [0.7%]
   Centex                                               900                  51
   Lennar, Cl A                                       1,090                  57
   ----------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                            108
   ============================================================================

   BUSINESS SERVICES [1.0%]
   Convergys *                                        2,300                  55
   NCR *                                                590                  25

Description                                     Shares            Value (000)
--------------------------------------------------------------------------------
   Omnicom Group                                        751     $            78
   ----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                  158
   ============================================================================

   CHEMICALS [0.3%]
   Eastman Chemical                                     750                  45
   ============================================================================

   CABLE/MEDIA [0.3%]
   DIRECTV Group *                                    1,768                  44
   ============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.1%]
   Lexmark International, Cl A *                        300                  22
   ============================================================================

   CONSUMER PRODUCTS & SERVICES [0.4%]
   Kimberly-Clark                                       121                   9
   Mattel                                                53                   1
   Procter & Gamble                                     920                  59
   ----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                        69
   ============================================================================

   CONTAINERS & PACKAGING [0.7%]
   Bemis                                              1,400                  47
   Pactiv *                                           1,789                  64
   ----------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                             111
   ============================================================================

   DIVERSIFIED MANUFACTURING [1.9%]
   Danaher                                            1,126                  82
   General Electric                                   6,060                 225
   ----------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                          307
   ============================================================================

   DIVERSIFIED METALS & MINING [3.7%]
   Apple *                                            1,341                 114
   Freeport-McMoran Copper &
       Gold, Cl B                                       996                  55
   Hewlett-Packard                                    4,898                 202
   IBM                                                2,345                 228
   ----------------------------------------------------------------------------
   TOTAL DIVERSIFIED METALS & MINING                                        599
   ============================================================================

   DRUGS [4.9%]
   Abbott Laboratories                                  818                  40
   Eli Lilly                                             67                   3
   Johnson & Johnson                                  3,947                 261
   Merck                                              4,177                 182
   Pfizer                                             9,981                 258
   Wyeth                                              1,153                  59
   ----------------------------------------------------------------------------
   TOTAL DRUGS                                                              803
   ============================================================================

   ELECTRICAL SERVICES [1.9%]
   FirstEnergy                                        1,500                  91
   Progress Energy                                    1,016                  50


                                CNI Charter Funds

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares            Value (000)
--------------------------------------------------------------------------------
   TXU                                                2,090     $           113
   Xcel Energy                                        2,480                  57
   ----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                311
   ============================================================================

   ENERGY [0.5%]
   PG&E                                               1,600                  76
   ============================================================================

   ENTERTAINMENT [0.6%]
   Carnival                                           2,000                  98
   ============================================================================

   FINANCIAL SERVICES [2.9%]
   CIT Group                                          1,090                  61
   Citigroup                                          5,409                 301
   Countrywide Financial                              2,797                 119
   ----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                 481
   ============================================================================

   FOOD, BEVERAGE & TOBACCO [2.9%]
   Archer-Daniels-Midland                             2,958                  94
   General Mills                                      1,590                  92
   Pepsi Bottling Group                               1,556                  48
   PepsiCo                                            2,624                 164
   Safeway                                            2,049                  71
   ----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           469
   ============================================================================

   HEALTHCARE PRODUCTS & SERVICES [0.6%]
   Applera - Applied Biosystems
       Group                                          1,482                  55
   Cigna                                                358                  47
   ----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                     102
   ============================================================================

   HOTELS & LODGING [0.0%]
   Starwood Hotels & Resorts
       Worldwide                                          6                  --
   ============================================================================

   INSURANCE [3.4%]
   ACE, ADR                                           1,400                  85
   Allstate                                           1,685                 110
   American International Group                         613                  44
   Chubb                                              1,905                 101
   Genworth Financial, Cl A                           2,090                  71
   Lincoln National                                   1,290                  86
   Metlife                                              144                   8
   Safeco                                               272                  17
   Torchmark                                            400                  25
   ----------------------------------------------------------------------------
   TOTAL INSURANCE                                                          547
   ============================================================================

   INVESTMENT BANKER/BROKER DEALER [2.7%]
   Bear Stearns                                         283                  46
   Goldman Sachs Group                                  877                 175
   Lehman Brothers Holdings                             599                  47


Description                                     Shares            Value (000)
--------------------------------------------------------------------------------
   Morgan Stanley                                     2,101     $           171
   ----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                    439
   ============================================================================

   LABORATORY EQUIPMENT [0.1%]
   Waters *                                             306                  15
   ============================================================================

   MACHINERY [1.5%]
   Caterpillar                                        2,252                 138
   Cummins                                              420                  50
   Eaton                                                790                  59
   ----------------------------------------------------------------------------
   TOTAL MACHINERY                                                          247
   ============================================================================

   MEASURING DEVICES [0.4%]
   Agilent Technologies *                             1,821                  63
   ============================================================================

   MEDICAL PRODUCTS & SERVICES [0.9%]
   Bard (C.R.)                                          100                   8
   Becton Dickinson                                   1,108                  78
   Health Management, Cl A                            3,131                  66
   ----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        152
   ============================================================================

   METALS & MINING [0.1%]
   Phelps Dodge                                         142                  17
   ============================================================================

   MULTI-MEDIA [1.7%]
   News Corp., Cl A                                   5,327                 115
   Walt Disney                                        4,851                 166
   ----------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                        281
   ============================================================================

   OFFICE FURNITURE & FIXTURES [2.0%]
   Microsoft                                          3,549                 106
   Oracle *                                           9,333                 160
   VeriSign *                                         2,368                  57
   ----------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                        323
   ============================================================================

   PETROLEUM & FUEL PRODUCTS [6.3%]
   Anadarko Petroleum                                 1,806                  79
   Ashland                                              628                  44
   Baker Hughes                                         936                  70
   Chesapeake Energy                                  1,767                  51
   ChevronTexaco                                      1,602                 118
   ConocoPhillips                                     2,814                 203
   Exxon Mobil                                        3,281                 251
   Marathon Oil                                       1,431                 132
   Valero Energy                                      1,512                  77
   ----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,025
   ============================================================================


                                CNI Charter Funds

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares            Value (000)
--------------------------------------------------------------------------------
   PETROLEUM EXPLORATION [0.6%]
   Halliburton                                        3,256     $           101
   ============================================================================

   PRINTING & PUBLISHING [0.2%]
   Meredith                                             590                  33
   ============================================================================

   RAILROADS [0.4%]
   CSX                                                1,709                  59
   ============================================================================

   REAL ESTATE INVESTMENT TRUST [0.4%]
   Boston Properties                                    552                  62
   ============================================================================

   RETAIL [3.5%]
   Autonation *                                       2,044                  44
   Big Lots *                                         1,764                  40
   Dillard's, Cl A                                    1,490                  52
   Federated Department Stores                        2,494                  95
   Home Depot                                         4,125                 166
   JC Penney                                             88                   7
   Kohl's *                                             700                  48
   Kroger                                             3,255                  75
   Sherwin Williams                                     832                  53
   ----------------------------------------------------------------------------
   TOTAL RETAIL                                                             580
   ============================================================================

   SEMI-CONDUCTORS [1.0%]
   LSI Logic *                                        2,161                  19
   Micron Technology *                                3,530                  49
   National Semiconductor                               120                   3
   Texas Instruments                                  3,322                  96
   ----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                    167
   ============================================================================

   STEEL & STEEL WORKS [0.8%]
   Nucor                                              1,354                  74
   United States Steel                                  820                  60
   ----------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                                                134
   ============================================================================

   TELEPHONES & TELECOMMUNICATIONS [1.5%]
   Alltel                                             1,790                 108
   AT&T                                                 198                   7
   Embarq                                             1,034                  54
   Verizon Communications                             2,247                  84
   ----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    253
   ============================================================================

   TRUCKING [0.3%]
   Ryder System                                         895                  46
   United Parcel Services, Cl B                          11                   1
   ----------------------------------------------------------------------------
   TOTAL TRUCKING                                                            47
   ============================================================================


                                             Shares/Face
Description                                  Amount (000)         Value (000)
--------------------------------------------------------------------------------
   WHOLESALE [0.0%]
   Google, Cl A *                                        10     $             5
   ============================================================================

       TOTAL COMMON STOCK
        (Cost $9,301)                                                    10,016
       ========================================================================

MORTGAGE-BACKED SECURITIES [9.3%]
   Banc of America Alternative
       Loan Trust,
       Ser 2005-6,
       Cl 7A1
       5.500%, 07/25/20                     $            39                  39
   Chase Mortgage Finance,
       Ser 2003-S14, Cl 3A6
       5.500%, 01/25/34                                  54                  54
   Citicorp Mortgage Securities,
       Ser 2003-11, Cl 2A8
       5.500%, 12/25/33                                  60                  59
   Citicorp Mortgage Securities,
       Ser 2004-4, Cl A5
       5.500%, 06/25/34                                  82                  81
   Citigroup Mortgage Loan Trust,
       Ser 2005-9,  Cl 2A2
       5.500%, 11/25/35                                  65                  65
   Countrywide Alternative Loan
       Trust, Ser 2005-50CB,
       Cl 4A1
       5.000%, 11/25/20                                  41                  41
   Countrywide Alternative Loan
       Trust, Ser 2005-85CB,
       Cl 3A1
       5.250%, 02/25/21                                  88                  86
   Countrywide Asset-Backed
       Certificates, Ser 2005-13,
       Cl AF2 (A)
       5.294%, 04/25/36                                  75                  75
   Countrywide Asset-Backed
       Certificates, Ser 2006-11,
       Cl 1AF3 (A)
       6.050%, 09/25/46                                 100                 101
   Credit-Based Asset Servicing
       Home Equity,
       Ser 2005-CB8, Cl AF2
       5.303%, 12/25/35                                  75                  75
   Deutsche Bank Alternative
       Securities, Ser 2006, Cl AR5
       6.000%, 10/15/21                                  98                  98
   First Horizon CMO, Ser 2006-
       FA6, Cl 3A1
       5.750%, 11/25/21                                  97                  97
   First Union National Bank
       CMO, Ser 2001-C4, Cl A2
       6.223%, 12/12/33                                  50                  52
   GE Capital Commercial
       Mortgage, Ser 2002-3A,
       Cl A2
       4.996%, 12/10/37                                 100                  99
   GMAC Commercial Mortgage
       Securities, Ser 2003-C1,
       Cl A2
       4.079%, 05/10/36                                 100                  94


                                CNI Charter Funds

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   GMAC Mortgage Corporation
       Loan Trust, Ser 2004,
       Cl HE5 (A)
       4.388%, 09/25/34                     $            75     $            73
   GMAC Mortgage Corporation
       Loan Trust, Ser 2004-GH1,
       Cl A6 (A)
       4.810%, 07/25/35                                  75                  74
   GMAC Mortgage Corporation
       Loan Trust, Ser 2004-J4,
       Cl A2
       5.500%, 08/25/14                                  61                  61
   RAAC, Ser 2004-SP1,
       Cl AI4 (A)
       5.285%, 08/25/27                                  75                  74
   Residential Accredit Loans,
       Ser 2004-QS5, Cl A5
       4.750%, 04/25/34                                  28                  27
   Residential Accredit Loans,
       Ser 2004-QS6, Cl A1
       5.000%, 05/25/19                                  32                  31
   Residential Funding Mortgage
       Securities, Ser 2003-S11,
       Cl A2
       4.000%, 06/25/18                                  75                  70
   ----------------------------------------------------------------------------
       TOTAL MORTGAGE-BACKED SECURITIES
        (Cost $1,546)                                                     1,526
   ============================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [9.2%]
   FHLMC Gold, Pool C90691
       5.500%, 07/01/23                                  54                  54
   FHLMC Gold, Pool G0182
       6.000%, 05/01/35                                  94                  95
   FHLMC REMIC, Ser 2673,
       Cl NC
       5.500%, 05/15/21                                  75                  75
   FHLMC, Pool C00760
       6.500%, 05/01/29                                  19                  20
   FHLMC, Pool G11771
       6.000%, 06/01/20                                  84                  85
   FHLMC, Ser 2533, Cl PC
       5.000%, 10/15/17                                  26                  26
   FHLMC, Ser 2578 PD
       5.000%, 08/15/14                                  50                  50
   FHLMC, Ser R007, Cl AC
       5.875%, 05/15/16                                  88                  89
   FNMA, Pool 254800
       5.500%, 07/01/23                                 199                 199
   FNMA, Pool 256171
       6.000%, 03/01/26                                 232                 234
   FNMA, Pool 725773
       5.500%, 09/01/34                                 129                 127
   FNMA, Pool 735228
       5.500%, 02/01/35                                  55                  55
   FNMA, Pool 790108
       6.000%, 08/01/34                                  67                  67
   FNMA, Ser 2002, Cl 95
       5.000%, 07/25/26                                  16                  16
   FNMA, Ser 2003, Cl 18
       5.000%, 03/25/16                                 108                 108
   FNMA, Ser 2003, Cl 31
       4.500%, 12/25/28                                  66                  66
   FNMA, Ser 2004-W10 Cl A24
       5.000%, 08/25/34                                  50                  49

Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   FNMA, Ser R009, Cl AJ
       5.750%, 12/15/18                     $            98     $            98
   ----------------------------------------------------------------------------
       TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
        OBLIGATIONS
        (Cost $1,520)                                                     1,513
   ============================================================================

CORPORATE BONDS [7.2%]

   BANKS [2.4%]
   AmSouth Bancorporation
       6.750%, 11/01/25                                  50                  54
   Bank of Oklahoma
       7.125%, 08/15/07                                  50                  50
   Bank United, Ser A, MTN
       8.000%, 03/15/09                                  50                  53
   Bankers Trust
       7.500%, 11/15/15                                  25                  28
   Compass Bank
       8.100%, 08/15/09                                  50                  53
   Dresdner Bank - New York
       7.250%, 09/15/15                                  50                  56
   First Maryland Bancorporation
       7.200%, 07/01/07                                  50                  50
   PNC Funding
       7.500%, 11/01/09                                  50                  53
   ----------------------------------------------------------------------------
   TOTAL BANKS                                                              397
   ============================================================================

   BUILDING & CONSTRUCTION [0.3%]
   Hanson Australia Funding
       5.250%, 03/15/13                                  50                  49
   ============================================================================

   CONTAINERS & PACKAGING [0.3%]
   Pactiv
       7.950%, 12/15/25                                  50                  56
   ============================================================================

   ENERGY [1.1%]
   Dominion Resources, Ser B
       6.250%, 06/30/12                                  50                  52
   Exelon Generation
       6.950%, 06/15/11                                  50                  52
   Pacific Gas & Electric
       6.050%, 03/01/34                                  25                  25
   PSI Energy
       7.850%, 10/15/07                                  50                  51
   ----------------------------------------------------------------------------
   TOTAL ENERGY                                                             180
   ============================================================================

   FINANCIAL SERVICES [0.6%]
   Amvescap
       5.900%, 01/15/07                                  25                  25
   Countrywide Financial
       6.250%, 05/15/16                                  25                  26


                                CNI Charter Funds

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
   Household Finance
       8.000%, 07/15/10                     $            40     $            43
   ----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                  94
   ============================================================================

   FOOD, BEVERAGE & TOBACCO [0.2%]
   Quaker Oats, Ser B, MTN
       9.250%, 11/27/07                                  25                  26
   ============================================================================

   INSURANCE [0.6%]
   MetLife
       6.500%, 12/15/32                                  50                  54
   Protective Life
       4.300%, 06/01/13                                  50                  47
   ----------------------------------------------------------------------------
   TOTAL INSURANCE                                                          101
   ============================================================================

   MANUFACTURING [0.2%]
   Tyco International Group
       6.375%, 10/15/11                                  25                  26
   ============================================================================

   PAPER & PAPER PRODUCTS [0.4%]
   Westvaco
       9.750%, 06/15/20                                  50                  62
   ============================================================================

   PETROLEUM & FUEL PRODUCTS [0.2%]
   Pemex Project Funding Master
       Trust
       9.125%, 10/13/10                                  25                  28
   ============================================================================

   RAILROADS [0.2%]
   Union Pacific
       8.660%, 07/02/11                                  37                  40
   ============================================================================

   REAL ESTATE INVESTMENT TRUST [0.2%]
   Masco
       6.125%, 10/03/16                                  25                  25
   ============================================================================

   TELEPHONES & TELECOMMUNICATIONS [0.5%]
   Deutsche Telekom International
       Finance
       8.250%, 06/15/30                                  25                  31
   GTE
       6.840%, 04/15/18                                  25                  27
   New Cingular Wireless Services
       8.750%, 03/01/31                                  25                  32
   ----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     90
   ============================================================================

       TOTAL CORPORATE BONDS
        (Cost $1,159)                                                     1,174
       ========================================================================

Description                                Face Amount (000)      Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS [6.6%]
   U.S. Treasury Bonds
       9.125%, 05/15/18                     $           175     $           241
       6.250%, 08/15/23                                 725                 834
   ----------------------------------------------------------------------------
       TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,084)                                                     1,075
   ============================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [2.6%]
   FNMA
       6.000%, 05/15/11                                 225                 234
       5.500%, 04/01/36                                 188                 186
   ----------------------------------------------------------------------------
       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $419)                                                         420
   ============================================================================

ASSET-BACKED SECURITIES [0.9%]
   Residential Asset Securities, Ser
       2002-RS3, Cl AI5
       5.572%, 06/25/32                                 117                 117
   Residential Asset Securities, Ser
       2004-KS5, Cl AI3 (A)
       4.030%, 04/25/30                                  27                  27
   ----------------------------------------------------------------------------
       TOTAL ASSET-BACKED SECURITIES
        (Cost $146)                                                         144
   ============================================================================

FOREIGN GOVERNMENT BONDS [0.6%]
   Hydro-Quebec
       11.750%, 02/01/12                                 50                  65
   United Mexican States
       9.875%, 02/01/10                                  25                  28
   ----------------------------------------------------------------------------
       TOTAL FOREIGN GOVERNMENT BONDS
        (Cost $95)                                                           93
   ============================================================================

MUNICIPAL BOND [0.1%]

   LOUISIANA [0.1%]
   Louisiana State, Tobacco
       Settlement Financing
       Authority, Ser 2001A
       6.360%, 05/15/25                                  25                  25
   ----------------------------------------------------------------------------
       TOTAL MUNICIPAL BOND
        (Cost $25)                                                           25
   ============================================================================


                                CNI Charter Funds

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares            Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT [2.1%]
   Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.17% (B)                              345,919     $           346
   ----------------------------------------------------------------------------
       TOTAL CASH EQUIVALENT
        (Cost $346)                                                         346
       ========================================================================

       TOTAL INVESTMENTS [99.9%]
        (Cost $15,641) +                                        $        16,332
       ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $16,341,537.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,641 (000)'S AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $858
    (000)'S AND $167 (000)'S, RESPECTIVELY.
*   NON-INCOME PRODUCING SECURITY
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2006.
(B) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [96.7%]

   ADVERTISING [1.1%]
   Avaya *                                           18,645     $           261
   CBS, Cl B                                         18,800                 586
   WPP Group, ADR                                     5,100                 345
   ----------------------------------------------------------------------------
   TOTAL ADVERTISING                                                      1,192
   ============================================================================

   AEROSPACE & DEFENSE [2.1%]
   Lockheed Martin                                    7,480                 688
   Northrop Grumman                                   6,570                 445
   Raytheon                                           6,000                 317
   United Technologies                               12,360                 773
   ----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              2,223
   ============================================================================

   AIR TRANSPORTATION [1.0%]
   FedEx                                              9,500               1,032
   ============================================================================

   APPAREL/TEXTILES [0.2%]
   VF                                                 3,190                 262
   ============================================================================

   AUTOMOTIVE [1.5%]
   Autozone *                                         2,590                 299
   Honda Motor, ADR                                  24,000                 949
   Paccar                                             5,485                 356
   ----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       1,604
   ============================================================================

   BANKS [7.2%]
   Bank of America                                   45,680               2,439
   International Bancshares                           9,500                 294
   JPMorgan Chase                                    41,452               2,002
   PNC Financial Services Group                       5,845                 433
   US Bancorp                                        24,600                 890
   Washington Mutual                                 15,725                 715
   Wells Fargo                                       27,725                 986
   ----------------------------------------------------------------------------
   TOTAL BANKS                                                            7,759
   ============================================================================

   BIOMEDICAL RESEARCH & PRODUCTS [0.5%]
   Quest Diagnostic                                  10,200                 541
   ============================================================================

   BIOTECHNOLOGY [0.2%]
   Gilead Sciences *                                  3,790                 246
   ============================================================================

   BROADCASTING & CABLE [1.9%]
   Cisco Systems *                                    7,599                 207
   Motorola                                          57,671               1,186

Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
   Nokia, ADR                                        34,500     $           701
   ----------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                             2,094
   ============================================================================

   BUILDING & CONSTRUCTION [0.4%]
   Centex                                             1,880                 106
   Lennar, Cl A                                       5,180                 272
   ----------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                            378
   ============================================================================

   BUSINESS SERVICES [2.0%]
   Convergys *                                       10,300                 245
   First Data                                        29,600                 755
   NCR *                                              6,770                 290
   Omnicom Group                                      3,400                 355
   Xerox *                                           33,006                 560
   ----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                2,205
   ============================================================================

   CHEMICALS [0.2%]
   Eastman Chemical                                   3,799                 225
   ============================================================================

   CIRCUIT BOARDS [0.4%]
   Flextronics *                                     36,600                 420
   ============================================================================

   COMMERCIAL BANKS [0.8%]
   Bank of New York                                  22,600                 890
   ============================================================================

   COMMUNICATION & MEDIA [1.1%]
   DIRECTV Group *                                   15,800                 394
   Time Warner                                       36,000                 784
   ----------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                            1,178
   ============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [1.1%]
   Cadence Design Systems *                          17,200                 308
   Diebold                                           12,600                 587
   Sun Microsystems *                                55,000                 298
   ----------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                               1,193
   ============================================================================

   CONSUMER PRODUCTS & SERVICES [1.7%]
   Kimberly-Clark                                     4,400                 299
   Mattel                                            30,000                 680
   Procter & Gamble                                   4,661                 299
   Sony, ADR                                         13,000                 557
   ----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,835
   ============================================================================

   CONTAINERS & PACKAGING [0.5%]
   Bemis                                              6,359                 216


                                CNI Charter Funds

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
   Pactiv *                                           7,700     $           275
   ----------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                             491
   ============================================================================

   DIVERSIFIED MANUFACTURING [2.0%]
   Danaher                                            4,500                 326
   General Electric                                  47,090               1,752
   Parker Hannifin                                      900                  69
   ----------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        2,147
   ============================================================================

   DIVERSIFIED METALS & MINING [3.6%]
   Apple *                                            2,790                 237
   Dell *                                            23,000                 577
   Freeport-McMoran Copper &
       Gold, Cl B                                     4,880                 272
   Hewlett-Packard                                   39,742               1,637
   IBM                                               11,875               1,153
   ----------------------------------------------------------------------------
   TOTAL DIVERSIFIED METALS & MINING                                      3,876
   ============================================================================

   DRUG STORES [0.8%]
   Rite Aid *                                       160,000                 870
   ============================================================================

   DRUGS [6.3%]
   Abbott Laboratories                               15,900                 774
   Johnson & Johnson                                 21,928               1,448
   Merck                                             21,239                 926
   Pfizer                                            48,562               1,258
   Sanofi-Aventis, ADR                               11,800                 545
   Schering-Plough                                   24,300                 574
   Wyeth                                             24,853               1,266
   ----------------------------------------------------------------------------
   TOTAL DRUGS                                                            6,791
   ============================================================================

   ELECTRICAL SERVICES [1.2%]
   AES *                                              8,026                 177
   Centerpoint Energy                                   167                   3
   DTE Energy                                         4,891                 237
   Progress Energy                                    4,813                 236
   TXU                                               10,560                 573
   Xcel Energy                                        1,100                  25
   ----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              1,251
   ============================================================================

   ENTERTAINMENT [0.3%]
   Carnival                                           5,880                 288
   ============================================================================

   FINANCIAL SERVICES [5.9%]
   American Express                                   2,131                 129
   Capital One Financial                             13,000                 999
   CIT Group                                         31,980               1,784
   Citigroup                                         46,717               2,602
   Countrywide Financial                             13,650                 579

Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
   Western Union                                     12,600     $           283
   ----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               6,376
   ============================================================================

   FOOD, BEVERAGE & TOBACCO [4.7%]
   Archer-Daniels-Midland                            16,050                 513
   Coca-Cola Enterprises                             38,500                 786
   Conagra Foods                                     26,000                 702
   General Mills                                      8,070                 465
   Pepsi Bottling Group                               7,370                 228
   PepsiCo                                           15,324                 959
   Safeway                                           40,320               1,393
   ----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         5,046
   ============================================================================

   GAS/NATURAL GAS [0.8%]
   El Paso                                           59,500                 909
   ============================================================================

   HEALTHCARE PRODUCTS & SERVICES [1.1%]
   Applera - Applied Biosystems
       Group                                          6,900                 253
   Cardinal Health                                   12,900                 831
   Cigna                                                609                  80
   ----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   1,164
   ============================================================================

   HOUSEHOLD FURNITURE & FIXTURES [0.5%]
   Ethan Allen Interiors                             15,400                 556
   ============================================================================

   INSURANCE [9.2%]
   ACE, ADR                                          10,000                 606
   Allstate                                          24,682               1,607
   Ambac Financial Group                              1,839                 164
   American International Group                      11,343                 813
   Chubb                                             22,670               1,199
   Conseco *                                         34,600                 691
   Genworth Financial, Cl A                           1,741                  60
   Hartford Financial Services
       Group                                          6,500                 606
   HCC Insurance                                     28,500                 915
   ING Groep, ADR                                    16,222                 717
   Lincoln National                                   2,480                 165
   Marsh & McLennan                                  26,800                 822
   Mercury General                                    4,500                 237
   Safeco                                               980                  61
   St. Paul Travelers                                15,970                 857
   UnumProvident                                     17,000                 353
   ----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        9,873
   ============================================================================

   INVESTMENT BANKER/BROKER DEALER [2.1%]
   Goldman Sachs Group                                4,458                 889
   Lehman Brothers Holdings                           6,305                 493


                                CNI Charter Funds

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                    Shares              Value (000)
--------------------------------------------------------------------------------
   Morgan Stanley                                    10,531     $           857
   ----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,239
   ============================================================================

   LABORATORY EQUIPMENT [0.1%]
   Waters *                                           1,396                  68
   ============================================================================

   MACHINERY [2.3%]
   Caterpillar                                       22,230               1,364
   Cummins                                            2,590                 306
   Eaton                                             10,290                 773
   ----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        2,443
   ============================================================================

   MEASURING DEVICES [0.3%]
   Agilent Technologies *                             9,170                 320
   ============================================================================

   MEDICAL PRODUCTS & SERVICES [1.2%]
   Bard (C.R.)                                          790                  66
   Baxter International                               4,300                 200
   Becton Dickinson                                   5,680                 398
   Health Management, Cl A                           11,200                 236
   Wellpoint *                                        4,390                 345
   ----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      1,245
   ============================================================================

   METALS & MINING [0.1%]
   Phelps Dodge                                       1,338                 160
   ============================================================================

   METALS & MINING [0.8%]
   Barrick Gold                                      28,600                 878
   ============================================================================

   MISCELLANEOUS MANUFACTURING [0.8%]
   Tyco International                                27,000                 821
   ============================================================================

   MULTI-MEDIA [1.5%]
   News Corp., Cl A                                  35,190                 756
   Walt Disney                                       24,570                 842
   ----------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                      1,598
   ============================================================================

   OFFICE FURNITURE & FIXTURES [2.4%]
   Intuit *                                             100                   3
   Microsoft                                         33,220                 992
   Oracle *                                          84,636               1,451
   VeriSign *                                         6,800                 163
   ----------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                      2,609
   ============================================================================

   PETROLEUM & FUEL PRODUCTS [9.5%]
   Anadarko Petroleum                                30,040               1,307
   Ashland                                            3,502                 242

Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
   Baker Hughes                                       6,389     $           477
   Chesapeake Energy                                 34,275                 996
   ChevronTexaco                                     21,540               1,584
   ConocoPhillips                                    19,930               1,434
   Exxon Mobil                                       16,617               1,274
   Marathon Oil                                       7,267                 672
   Nabors Industries *                               22,200                 661
   Occidental Petroleum                              11,294                 552
   Unit Corp. *                                       8,200                 397
   Valero Energy                                     12,356                 632
   ----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                       10,228
   ============================================================================

   PETROLEUM SERVICES [0.7%]
   GlobalSantaFe                                     12,900                 758
   ============================================================================

   PRINTING & PUBLISHING [0.9%]
   Gannett                                            9,500                 575
   McGraw Hill                                        4,900                 333
   Meredith                                           1,080                  61
   ----------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                              969
   ============================================================================

   RAILROADS [0.1%]
   CSX                                                3,200                 110
   ============================================================================

   REAL ESTATE INVESTMENT TRUST [0.2%]
   Boston Properties                                  2,400                 269
   ============================================================================

   RESIDENTIAL HOUSING [0.2%]
   Pulte Homes                                        7,718                 256
   ============================================================================

   RETAIL [4.4%]
   Autonation *                                      10,916                 233
   Big Lots *                                         8,934                 205
   Dillard's, Cl A                                    6,870                 240
   Federated Department Stores                       12,350                 471
   Home Depot                                        24,970               1,003
   JC Penney                                          5,080                 393
   Kroger                                            15,960                 368
   Limited Brands                                    10,400                 301
   Sherwin Williams                                   4,780                 304
   TJX                                                9,100                 259
   Wal-Mart Stores                                   11,900                 550
   Zale *                                            15,000                 423
   ----------------------------------------------------------------------------
   TOTAL RETAIL                                                           4,750
   ============================================================================

   SEMI-CONDUCTORS [2.2%]
   Applied Materials                                 16,000                 295
   Infineon Technologies, ADR *                      59,300                 832
   Intel                                             21,500                 435
   Micron Technology *                               17,878                 250
   National Semiconductor                             9,900                 225


                                CNI Charter Funds

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
   Novellus Systems *                                   300     $            10
   Teradyne *                                           916                  14
   Texas Instruments                                 11,002                 317
   ----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                  2,378
   ============================================================================

   STEEL & STEEL WORKS [0.6%]
   Nucor                                              7,389                 404
   United States Steel                                2,624                 192
   ----------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                                                596
   ============================================================================

   TELEPHONES & TELECOMMUNICATIONS [4.9%]
   Alltel                                             8,670                 524
   AT&T                                              25,004                 894
   Embarq                                             5,430                 286
   Idearc *                                          39,175               1,122
   Sprint Nextel                                     43,000                 812
   Telephone & Data Systems                          13,000                 706
   Verizon Communications                            25,583                 953
   ----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  5,297
   ============================================================================

   TRUCKING [0.2%]
   Ryder System                                       5,080                 259
   ============================================================================

   WASTE DISPOSAL [0.3%]
   Waste Management                                   8,000                 294
   ============================================================================

   WHOLESALE [0.6%]
   Google, Cl A *                                       500                 230
   Sysco                                             11,500                 423
   ----------------------------------------------------------------------------
   TOTAL WHOLESALE                                                          653
   ============================================================================

       TOTAL COMMON STOCK
        (Cost $93,327)                                                  104,113
       ========================================================================

CASH EQUIVALENT [3.3%]
   Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.17% (A)                            3,506,022               3,506
   ----------------------------------------------------------------------------
       TOTAL CASH EQUIVALENT
        (Cost $3,506)                                                     3,506
       ========================================================================

       TOTAL INVESTMENTS [100.0%]
        (Cost $96,833)+                                         $       107,619
       ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $107,593,817.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $96,833 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,711 (000)'S AND $925 (000)'S, RESPECTIVELY.
*   NON-INCOME PRODUCING SECURITY
(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006. ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [95.1%]

   ADVERTISING [2.0%]
   CBS, Cl B                                         33,000     $         1,029
   ============================================================================

   AUTOMOTIVE [3.5%]
   Honda Motor, ADR                                  45,400               1,795
   ============================================================================

   BANKS [8.5%]
   Chittenden                                        24,800                 761
   International Bancshares                          40,825               1,262
   National City                                     34,100               1,246
   PNC Financial Services Group                      13,800               1,022
   ----------------------------------------------------------------------------
   TOTAL BANKS                                                            4,291
   ============================================================================

   BIOMEDICAL RESEARCH & PRODUCTS [1.9%]
   Quest Diagnostic                                  18,000                 954
   ============================================================================

   BROADCASTING & CABLE [2.3%]
   Nokia, ADR                                        57,500               1,168
   ============================================================================

   BUSINESS SERVICES [2.8%]
   Xerox *                                           82,400               1,397
   ============================================================================

   CHEMICALS [4.5%]
   Air Products & Chemicals                          14,200                 998
   Rohm & Haas                                       24,600               1,257
   ----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        2,255
   ============================================================================

   CABLE/MEDIA [2.9%]
   Time Warner                                       66,500               1,448
   ============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.9%]
   Sun Microsystems *                                87,000                 472
   ============================================================================

   CONSUMER PRODUCTS & SERVICES [7.0%]
   Kimberly-Clark                                    22,500               1,529
   Mattel                                            53,700               1,217
   Sony, ADR                                         19,200                 822
   ----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     3,568
   ============================================================================

   DIVERSIFIED METALS & MINING [3.0%]
   Hewlett-Packard                                   37,500               1,545
   ============================================================================

   DRUGS [7.3%]
   Abbott Laboratories                               25,300               1,232
   Johnson & Johnson                                 21,500               1,420

Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
   Schering-Plough                                   44,600     $         1,054
   ----------------------------------------------------------------------------
   TOTAL DRUGS                                                            3,706
   ============================================================================

   ELECTRICAL SERVICES [3.0%]
   Emerson Electric                                  34,400               1,517
   ============================================================================

   ENERGY [2.9%]
   Atmos Energy                                      46,500               1,484
   ============================================================================

   FINANCIAL SERVICES [5.1%]
   CIT Group                                         19,200               1,071
   Citigroup                                         27,000               1,504
   ----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               2,575
   ============================================================================

   FOOD, BEVERAGE & TOBACCO [2.1%]
   Supervalu                                         30,100               1,076
   ============================================================================

   HEALTHCARE PRODUCTS & SERVICES [3.7%]
   Applera - Applied Biosystems
       Group                                         26,500                 972
   Cardinal Health                                   14,100                 909
   ----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   1,881
   ============================================================================

   INSURANCE [6.1%]
   American International Group                      14,000               1,003
   Mercury General                                   18,200                 960
   Metlife                                           19,200               1,133
   ----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        3,096
   ============================================================================

   MISCELLANEOUS MANUFACTURING [2.0%]
   Tyco International                                32,500                 988
   ============================================================================

   OFFICE FURNITURE & FIXTURES [1.8%]
   3M                                                12,000                 935
   ============================================================================

   PAPER & PAPER PRODUCTS [2.3%]
   MeadWestvaco                                      38,500               1,157
   ============================================================================

   PETROLEUM & FUEL PRODUCTS [7.6%]
   BP, ADR                                           12,000                 805
   Chesapeake Energy                                 55,800               1,621
   Unit Corp. *                                      29,500               1,429
   ----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        3,855
   ============================================================================

   PRINTING & PUBLISHING [5.0%]
   Lee Enterprises                                   42,000               1,304


                               CNI Charter Funds

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)


Description                                     Shares             Value (000)
--------------------------------------------------------------------------------
   Thomson                                           29,600     $         1,227
   ----------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                            2,531
   ============================================================================

   SEMI-CONDUCTORS/INSTRUMENTS [1.9%]
   Intel                                             46,500                 942
   ============================================================================

   TELEPHONES & TELECOMMUNICATIONS [5.0%]
   Embarq                                            10,800                 568
   Sprint Nextel                                     77,500               1,464
   Telephone & Data Systems                           9,000                 489
   ----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,521
   ============================================================================

       TOTAL COMMON STOCK
        (Cost $42,855)                                                   48,186
       ========================================================================

CASH EQUIVALENT [4.6%]
   Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.17% (A)                            2,334,924               2,335
   ----------------------------------------------------------------------------
       TOTAL CASH EQUIVALENT
        (Cost $2,335)                                                     2,335
       ========================================================================

       TOTAL INVESTMENTS [99.7%]
        (Cost $45,190)+                                         $        50,521
       ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $50,660,783.
+ AT DECEMBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $45,190 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,434 (000)'S AND $103 (000)'S, RESPECTIVELY.
*   NON-INCOME PRODUCING SECURITY
(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006. ADR -- AMERICAN DEPOSITARY RECEIPT
CI -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Vern Kozlen
                                           -------------------------------------
                                           Vern Kozlen, President & CEO

Date  February 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Vern Kozlen
                                           -------------------------------------
                                           Vern Kozlen, President & CEO

Date  February 28, 2007

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date  February 28, 2007

* Print the name and title of each signing officer under his or her signature.